PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT, NET

The components of property, plant and equipment were as follows:

	December 31, 2020	June 30, 2020

Buildings	$5,011,200	$4,601,685
Machinery and equipment	3,222,821	2,822,686
Office equipment	73,665	67,091
Automobiles	106,999	98,848
Subtotal	8,414,685	7,590,310
Less: Accumulated depreciation	(1,413,533)	(1,016,373)
Property, plant and equipment, net	$7,001,152	$6,573,937

Depreciation expense related to property, plant and equipment was $300,941 and $384,408 for the six months ended December 31, 2020 and 2019, respectively.

Depreciation expense related to property, plant and equipment was $135,731 and $183,340 for the three months ended December 31, 2020 and 2019, respectively.

As of December 31, 2020 and June 30, 2020, buildings were pledged as collateral for bank loans (See Note 9).

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

The components of property, plant and equipment were as follows:

	June 30, 2020	June 30, 2019

Buildings	$4,601,685	$4,661,535
Machinery and equipment	2,822,686	3,036,339
Office equipment	67,091	60,052
Automobiles	98,848	101,793
Subtotal	7,590,310	7,859,719
Less: Accumulated depreciation	(1,016,373)	(351,082)
Property, plant and equipment, net	$6,573,937	$7,508,637

Depreciation expense related to property, plant and equipment was $723,346 and $357,799 for the years ended June 30, 2020 and 2019, respectively.

As of June 30, 2020 and 2019, buildings were pledged as collateral for bank loans (See Note 8).